Trade and Other Receivables - Summary of Movements in Allowance Account (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Receivables
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables	£ 40	£ 85
Trade and other receivables		45
Revised 1 January	40	130
Differences on exchange	(2)	2
Provided in the year	24	26
Released	(25)	(118)
Trade and other receivables	37	40
Loans and Other Receivables
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables	10	46
Trade and other receivables		8
Revised 1 January	10	54
Provided in the year		10
Released		(54)
Trade and other receivables	10	10
Trade Receivables
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables	30	39
Trade and other receivables		37
Revised 1 January	30	76
Differences on exchange	(2)	2
Provided in the year	24	16
Released	(25)	(64)
Trade and other receivables	£ 27	£ 30